Share Based Payments	12 Months Ended
Dec. 31, 2012
Share Based Payments [Abstract]
Share Based Payments

13. Share Based Payments

Equity incentive plan

On October 11, 2006, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive options to acquire shares of Class A Common Shares. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant new options exercisable at a price per Class A Common Share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant. The plan also permits the Board of Directors to award non-vested share units, non-qualified options, stock appreciation rights and non-vested shares.

On October 15, 2012, the Company increased the number of shares to be reserved for issuance under the plan from 5,500,000 to 9,966,733 Class A Common Shares, which, after the 10-for-1 reverse stock split discussed in Note 12, was adjusted to 996,673 Class A Common Shares.

(a)Options

After giving effect to the 10-for-1 reverse stock split that became effective on November 5, 2012 as discussed in Note 12, as of December 31, 2011 and 2012, there were 2,800 options with an exercise price of $120.00 outstanding and exercisable, which vested in 2010. Their weighted average remaining contractual life was 3.89 years as of December 31, 2012.

There were no unvested share options as of December 31, 2011 and 2012.

(b)Non-vested share awards

Until the forfeiture of any non-vested share award, all non-vested share awards regardless of whether vested, the grantee has the right to vote such non-vested share awards, to receive and retain all regular cash dividends paid on such non-vested share awards with no obligation to return the dividend if employment ceases and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the non-vested share awards. All share awards are conditioned upon the option holder's continued service as an employee of the Company, or a director through the applicable vesting date. The Company estimates the forfeitures of non-vested share awards to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The accounting guidance relating to the Share based payments describes two generally accepted methods of accounting for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the "accelerated method", which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the "straight-line method" which treats such awards as a single award. Management has selected the straight-line method with respect to the non-vested share awards because it considers each non-vested share award to be a single award and not multiple awards, regardless of the vesting schedule. Additionally, the "front-loaded" recognition of compensation cost that results from the accelerated method implies that the related employee services become less valuable as time passes, which management does not believe to be the case. The grant date fair value is considered to be the average between the relevant highest and lowest price recorded on the grant date.

After giving effect to the 10-for-1 reverse stock split that became effective on November 5, 2012 as discussed in Note 12, the details of the non-vested share awards are outlined as follows:

	Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
A	November 21, 2006	December 31, 2010	4,000	$91.10	112	3,888	-
B	August 27, 2007	December 31, 2009	4,650	$158.05	100	4,550	-
C	December 28, 2007	December 31, 2010	2,000	$189.70	467	1,533	-
D	February 5, 2008	December 31, 2011	600	$173.70	125	475	-
E	May 13, 2008	June 30, 2011	400	$199.00	-	400	-
F	December 19, 2008	December 31, 2010	2,000	$48.15	-	2,000	-
G	December 19, 2008	December 31, 2011	1,200	$48.15	267	933	-
H	January 23, 2009	December 31, 2012	860	$52.50	188	672	-
I	August 18, 2009	December 31, 2011	100,000	$40.25	-	100,000	-
J	November 10, 2009	December 31, 2010	198,711 (1)	$44.25	-	198,711	-
K	November 10, 2009	December 31, 2011	2,000	$44.25	-	2,000	-
L	November 10, 2009	December 31, 2012	1,200	$44.25	400	800	-
M	February 1, 2010	December 31, 2013	1,200	$44.45	215	762	223
N	November 19, 2010	September 30, 2012	150,000	$37.10	-	150,000	-
O	November 19, 2010	December 31, 2012	4,000	$37.10	-	4,000	-
P	January 31, 2011	December 31, 2013	4,000	$30.90	314	2,474	1,212
Q	December 1, 2011	December 31, 2013	100,000	$7.50	-	50,000	50,000
R	December 1, 2011	December 31, 2013	4,000	$7.50	-	2,000	2,000
S	January 3, 2012	December 31, 2013	3,500	$6.65	-	1,750	1,750
T	February 3, 2012	December 31, 2013	6,300	$6.10	-	3,150	3,150
TOTAL			590,621		2,188	530,098	58,335

(1) Not included under Company’s equity incentive plan.

After giving effect to the 10-for-1 reverse stock split that became effective on November 5, 2012 as discussed in Note 12, a summary of the activity for non-vested share awards is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2011	184,447	$30.90
Granted	9,800	6.31
Cancelled	(184)	38.67
Vested	(135,728)	33.37
Non-vested, December 31, 2012	58,335	$10.08

The remaining unrecognized compensation cost amounting to $452,911 as of December 31, 2012, is expected to be recognized over the remaining weighted average period of 1.0 year, according to the contractual terms of those non-vested share awards.

On February 25, 2013, 200,000 non-vested Class A Common shares were granted to Innovation Holdings. In addition, an aggregate of 22,000 Class A Common shares were granted to the Company’s non-executive directors and employees of Allseas. These shares have a grant date fair value of $2.71 per share and vest ratably over a two-year period commencing on December 31, 2013.

Share based compensation amounted to $10,461,204, $4,840,626 and $2,536,702 for the years ended December 31, 2010, 2011 and 2012, respectively and is included in general and administrative expenses.